CONCESSION ARRANGEMENTS RIGHTS - General information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Intangible assets	2,382,427	2,040,158	$ 1,886,042	$ 1,623,670
Assets	301,181,596	295,591,236
Impairment loss	4,182,394	2,493,148	2,721,083
Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	17,812,820	16,153,016	13,081,532	9,727,508
Intangible assets	13,557,267	13,242,706	11,098,116	$ 9,187,564
Assets	31,370,087	29,395,722
Impairment loss	223	1,220	3,050
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	19,332,588	15,370,870
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	3,830,916	3,507,231
Financial assets at amortised cost, category [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	236,970,165	235,373,468
Impairment loss	4,802,074	3,179,476	$ 4,551,160
Financial assets at amortised cost, category [member] | Service concession arrangement [member]
Disclosure of detailed information about service concession arrangements [line items]
Financial assets	$ 13,981,904	$ 12,645,785